Label	Element	Value
Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Russell 2000® Structured Alt Protection ETF® – October
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Calamos Russell 2000® Structured Alt Protection ETF® – October

(the “Fund”)

Supplement dated September 30, 2026

to the Fund’s Prospectus dated November 28, 2025, as amended

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

As described in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The Fund’s current Outcome Period will end on September 30, 2026. The next Outcome Period will begin on October 1, 2026 and end on September 30, 2027 (the “Upcoming Outcome Period”). The Fund’s Cap for the Outcome Period beginning on October 1, 2026 is set forth below.

10.22%

(9.53% after taking into account the Fund’s management fees)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, as described in the prospectus.

Effective October 1, 2026, the Fund’s Prospectus is amended to revise all references to the Outcome Period and Cap to reflect the information above.

On October 1, 2026, the Fund’s summary prospectus will be amended to update all references to the Cap and Outcome Period to reflect the Cap and new Outcome Period, as described above.